Annual Total Returns [BarChart] - Payden Limited Maturity Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	0.44%
Annual Return 2012	1.83%
Annual Return 2013	0.48%
Annual Return 2014	0.58%
Annual Return 2015	0.30%
Annual Return 2016	1.34%
Annual Return 2017	1.64%
Annual Return 2018	1.78%
Annual Return 2019	3.35%
Annual Return 2020	1.84%